NORTHWESTERN MUTUAL SERIES FUND, INC.

720 EAST WISCONSIN AVENUE

MILWAUKEE, WISCONSIN 53202-4797

May 3, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northwestern Mutual Series Fund, Inc. (“Registrant”)

  Securities Act Post-Effective Amendment No. 50

  Registration No.’s 2-89971; 811-3990

  EDGAR CIK No. 0000742212

Ladies and Gentlemen:

  Attached for filing on behalf of the Registrant pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), please find the final form of the Registrant’s Prospectus relating to 27 of the Registrant’s 28 portfolios; the Registrant’s Commodities Return Strategy Portfolio is subject to a separate Prospectus.

  In addition, please note that in lieu of filing the forms of the Registrant’s Prospectus for the Commodities Return Strategy Portfolio and the two Statements of Additional Information relating to the Registrant’s 28 portfolios, each dated May 1, 2013, included in Post-Effective Amendment No. 50 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A, we hereby certify in accordance with Rule 497(j) under the Securities Act that the forms of such Prospectus and Statements of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in the Amendment. The text of the Amendment was filed electronically via EDGAR on April 30, 2013.

Very truly yours,

/s/ MICHAEL J. CONMEY

Michael J. Conmey
Counsel
Northwestern Mutual